SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives
%
Computers	33
Office furniture	7-15
Leasehold improvements	*

* Leasehold improvements are amortized by the straight-line method over the expected lease term, which is shorter than the estimated useful life of the improvements.